united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/20

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2020

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX

1-855-64-QUANT (1-855-647-8268)
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 19, 2021

Dear Shareholders:

This Semi-Annual Report for the Quantified Funds covers the period from July 1, 2020 – December 31, 2020. The Quantified Funds are a series of Funds, sub-advised by Flexible Plan Investments, Ltd., which are actively managed using dynamic asset allocation. They are created to work together in a portfolio to seek return and manage risk for an investor through changing market conditions.

The Quantified STF Fund returned 39.97% for second half of the year for the Investor class shares and 39.48% for the Advisor class shares, versus a return of 27.36% for the NASDAQ 100 Total Return Index for the period. The Fund’s seeks to outperform the NASDAQ 100 Index over the long term with less downside risk. Its investments are based solely on the price action of this index and it can use leverage, which is achieved primarily through Nasdaq-100 futures contracts. The Fund began the first day of the period with 1.6X exposure. At market close on July 6, exposure was decreased to 1.2X and then increased to 1.6X on July 7. On July 8, exposure was reduced to 1.2X again and then raised back to 1.6X on July 9. The Fund took on full leverage of 2X on July 15, then reduced it to 1.6X on July 23. On July 28, the exposure was increased to 2X and then was reduced to 1.6X on July 29, until changing to 2X on August 6. On September 3, exposure was reduced to 1.2X and then to 0.8X on September 8. On September 18, exposure was increased to 1.2X and then to 1.6X on September 22. Leverage was reduced to 1.0X on September 23, where it remained until changing to 2.0X at the close on October 1. At market close on October 12, exposure was decreased to 1.6X and then increased to 2.0X on October 20. On October 28, exposure was reduced to 0.8X and then down to 0.6X on November 4. The Fund took on 1.0X exposure on November 11 and then full leverage of 2.0X on November 13, where it remained until year end.

The Quantified Common Ground Fund returned 22.50% for the second half of the year versus a return of 22.93% of the S&P Composite 1500 Total Return Index for the same period. The Fund was developed to invest in common stocks and bonds of issuers that can be considered compliant with both ESG (Environmental, Social and Governance) and BRI (Biblically Responsible Investing) standards. During the third and fourth quarters, the Fund favored stocks in sensitive sectors, while defensive sectors were underweighted. In the fourth quarter, the Fund behaved more like a growth fund. The heaviest sector exposures were to Healthcare and Materials, neither of which led in returns for the period. Despite this, specific stocks within the sectors chosen by the Fund outperformed. Stock picking, a result of the Sub-adviser’s smart-factor investment process, led to the Fund’s success during this period, rather than asset allocation among sectors.

The Quantified Market Leaders Fund returned 31.93% for the period in the Investor class shares and 31.74% in the Advisor class shares, versus a return of 25.80% for the Wilshire 5000 Total Return Index during the same period. The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into top-performing asset classes, while eliminating exposure to under-performing assets. The Fund uses total return swaps as substitutes for certain asset classes and to adjust its market exposure. The July-August run was strong, up 16.7%, but the September sell-off was sharp, -7.8%. The decline was broad with only two of the 11 S&P sectors managing to post gains; however, the asset classes and sectors which had led the market since the March lows underperformed. The Market Leaders strategies were quick to react to the September sell-off and shifting signs of rotation in leadership within the global asset-classes and sectors. Overall equity exposure was temporarily reduced in September from 151% to 93% and several shifts to new sector leadership occurring in September. One of the leaders for the fourth quarter was Small Growth, which rallied 29.6% during the quarter. Additionally, Semiconductors, a significant allocation of the Fund, gained 24.7% for the quarter. The Fund was fully leveraged for the entire fourth quarter, allowing it to take advantage of market movements, which significantly increased Fund performance.

The Quantified Alternative Investment Fund returned 16.13% for the Investor class shares and 15.86% for the Advisor class shares compared with a return of 7.98% for the HFRX Global Hedge Fund Index and 22.16% for the S&P 500 Total Return Index for the period. The Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds. The Fund uses futures contracts as substitutes for certain asset classes and to adjust its market exposure. The Fund had a cash position of around 25% to begin the period. Over the course of the third quarter, the cash percentage was steadily reduced until market risk started increasing in September. The Fund began September with 17% cash and ended the third quarter with around 33% cash exposure due to increased market volatility. In December, this cash position was drawn down, ending the period at around 15%. New Energy (non-fossil fuels) was the top performing basket for both quarters.

The Quantified Evolution Plus Fund returned 7.98% compared with a return of 22.16% for the S&P 500 Total Return Index for the second half of the year. The Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes. Leverage may be used to augment returns. The Fund spent the majority of the period with its largest position in gold-related assets, followed by equities, with occasional exposure to long-term Treasury’s. The gold-related holding caused the Fund to lag the equity markets during the period. The main driver of performance for the fourth quarter was the diversification and risk control weightings that the Fund uses rather than changes in momentum rankings.

The Quantified Managed Income Fund fell by -1.58% for the Investor class and by -1.98% for the Advisor class shares for the six-month period, compared with a return of 1.29% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk-adjusted return portfolio. The dividend-paying stock sleeve portion of the Fund was the best-performing component though that portion of the Fund remained market neutral to reduce volatility. The remainder of the Fund was invested in fixed -income ETF holdings, including a static core, a rotational bond ETF portfolio, and a high-yield bond portion. The rotational portion was the lowest-returning component of the Fund. The actively traded ultra T-bond futures hedge contributed positively to the Fund’s performance throughout the period.

The Quantified Pattern Recognition Fund returned 2.03% for the period versus a return of 22.16% for the S&P 500 Total Return Index, and versus 11.51% of a blended benchmark of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg Barclays U.S. Aggregate Bond Index for the same period. The Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction. The market trended fairly strongly during the second half of the year, offering the Fund little opportunity to capitalize on traditional range-bound market patterns, in which it performs better. The Fund uses futures and swap contracts to achieve leverage. The Fund executed five separate blocks of trades - the first one just short of 100% long near the end of July; the second and third both occurring in the month of September, with the fund increasing exposure to over 150% in both instances; the fourth one just short of 200% in mid-October; and the fifth beginning with 80% exposure at the end of November, increasing to 200% long mid-December and remaining there to the end of the year.

The Quantified Tactical Income Fund declined by -0.02% while the Bloomberg Barclays U.S. Aggregate Bond Index gained 1.29% for the same period. The Fund’s focus is to combine numerous computerized strategies to create a multi-strategy, dynamically risk-managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets. The Fund held significant allocations to long-term Treasury’s in three separate periods during the third quarter, while going inverse long-term bonds near the beginning of August and September. Leveraged exposure to long-term bonds was achieved at the end of those months, as well. In the fourth quarter, the Fund was again significantly exposed to long-term Treasury’s in three separate periods. However, inverse long-term bond exposures occurred near the beginning of each month. No leverage was used during the fourth quarter as underlying systems utilized within the Fund lacked the conviction to do so. The Sub-adviser’s two regime-based strategies performed the best in terms of the underlying strategy performance during the fourth quarter, rising over 2.5% each, while the momentum-based high-yield bond strategy was down over 3%. These sub-strategies are weighted to maximize diversification, which resulted in the outperformance of the Fund for the quarter over long-term Treasury’s but not against aggregate bonds.

Thank you for your confidence in the Quantified Funds. If you have any questions about the Funds, please contact us at our website www.flexibleplan.com/market hotline.

Very truly yours,

Jerry Wagner	Catherine Ayers-Rigsby
Flexible Plan, Ltd.	Advisors Preferred, LLC
Sub-adviser	Adviser

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Managed Income Fund - Investor Class	(1.58)%	(9.22)%	(0.96)%	1.58%	N/A	0.84%
Quantified Managed Income Fund - Advisor Class	(1.98)%	(9.84)%	(1.63)%	N/A	0.60%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index **	1.29%	7.51%	5.34%	4.44%	4.11%	3.89%

+	Inception date is August 9, 2013

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 1.64% for Investor Class and 2.24% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. It is also known as Barclays U.S. Aggregate Bond Index.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	10.0%
Exchange Traded Funds:
Debt Funds	74.6%
Equity Funds	10.1%
Money Market Funds	4.3%
Collateral For Securities Loaned	9.1%
Liabilities In Excess of Other Assets	(8.1)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCKS - 10.0%
	AEROSPACE & DEFENSE - 1.0%
1,921	General Dynamics Corp.	$285,883
929	Northrop Grumman Corp.	283,085
21,011	Park Aerospace Corp.	281,757
		850,725
	BEVERAGES - 0.3%
5,207	Coca-Cola Co.	285,552

	BIOTECHNOLOGY - 1.7%
1,281	Amgen, Inc.	294,527
1,715	Eli Lilly & Co.	289,561
1,907	Johnson & Johnson	300,124
3,498	Merck & Co., Inc.	286,136
7,641	Pfizer, Inc.	281,265
		1,451,613
	CHEMICALS - 0.4%
722	NewMarket Corp.	287,565

	DIVERSIFIED INDUSTRIALS - 0.4%
1,660	3M Co.	290,151

	E-COMMERCE DISCRETIONARY - 0.3%
5,519	eBay, Inc.	277,330

	FOOD - 1.0%
4,934	General Mills, Inc.	290,119
3,555	John B Sanfilippo & Son, Inc.	280,347
4,529	Kellogg Co. (a)	281,840
		852,306
	HOUSEHOLD PRODUCT - 0.4%
1,441	The Clorox Co. (a)	290,967

	INSURANCE - 0.3%
2,879	The Progressive Corp.	284,676

	MACHINERY - 0.3%
3,083	The Toro Co.	292,392

	REIT - 0.3%
2,238	CoreSite Realty Corp.	280,377

	RETAIL - CONSUMER STAPLES - 0.7%
1,383	Dollar General Corp.	290,845
1,591	Target Corp.	280,859
		571,704
	RETAIL - DISCRETIONARY - 0.3%
1,995	Tractor Supply Co.	280,457

	SOFTWARE - 0.3%
2,112	Citrix Systems, Inc.	274,771

	TECHNOLOGY HARDWARE - 0.3%
2,060	Apple, Inc.	273,341

	TECHNOLOGY SERVICES - 0.3%
1,907	Broadridge Financial Solutions, Inc.	292,152

	TELECOMMUNICATIONS - 0.3%	285,114
4,853	Verizon Communications, Inc.

	TRANSPORTATION & LOGISTICS - 1.0%
2,963	CH Robinson Worldwide, Inc. (a)	278,137
1,674	United Parcel Service, Inc.	281,902
7,298	Werner Enterprises, Inc.	286,228
		846,267
	TRANSPORTATION EQUIPMENT - 0.4%
3,413	PACCAR, Inc.	294,474

	TOTAL COMMON STOCKS (Cost - $8,246,197)	8,561,934

See accompanying notes to financial statements.

Quantified Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 84.7%
	DEBT FUNDS - 74.6%
135,641	Invesco Fundamental High Yield Corporate Bond ETF	$2,636,861
270,674	Invesco Preferred ETF	4,130,485
27,458	iShares 7-10 Year Treasury Bond ETF	3,293,587
27,887	iShares Core U.S. Aggregate Bond ETF	3,295,965
29,079	iShares iBoxx High Yield Corporate Bond ETF (a)	2,538,597
32,342	iShares TIPS Bond ETF	4,128,456
87,607	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	8,604,760
105,066	SPDR Bloomberg Barclays Convertible Securities ETF	8,698,414
110,466	SPDR Bloomberg Barclays High Yield Bond ETF (a)	12,034,166
66,630	SPDR Doubleline Total Return Tactical ETF	3,283,526
73,154	Vanguard Long-Term Corporate Bond ETF	8,125,215
37,291	Vanguard Total Bond Market ETF	3,288,693
		64,058,725
	EQUITY FUND - 10.1%
80,599	WisdomTree US LargeCap Dividend Fund	8,664,393

	TOTAL EXCHANGE TRADED FUNDS (Cost - $72,106,440)	72,723,118

	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUNDS - 4.3%
1,844,371	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (b)	1,844,371
1,844,371	First American Government Obligations Fund - Class Z 0.03% (b)	1,844,371
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,688,742)	3,688,742

	COLLATERAL FOR SECURITIES LOANED - 9.1%
7,839,344	Mount Vernon Liquid Assets Portfolio, LLC - 0.16% (b) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $7,839,344)	7,839,344

	TOTAL INVESTMENTS - 108.1% (Cost - $91,880,723)	$92,813,138
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%	(6,997,320)
	NET ASSETS - 100.0%	$85,815,818

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation-Protected Securities

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $7,696,796 at December 31, 2020.

(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, as compared to its benchmark:

				Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Market Leaders Fund - Investor Class	31.93%	37.94%	14.60%	15.71%	N/A	10.71%
Quantified Market Leaders Fund - Advisor Class	31.74%	37.30%	13.99%	N/A	15.76%	N/A
Wilshire 5000 Total Market Return Index **	25.80%	22.18%	14.65%	15.56%	16.26%	13.47%

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 1.68% for Investor Class and 2.29% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Wilshire 5000 Total Market Return Index or more simply the Wilshire 5000 is an unmanaged composite of U.S. traded equity securities with readily available price data and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Equity Funds	82.2%
Money Market Funds	18.7%
Collateral for Securities Loaned	26.7%
Liabilities In Excess of Other Assets	(27.6)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Market Leaders Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 82.2%
	EQUITY FUNDS - 82.2%
123,378	iShares PHLX Semiconductor ETF (b)	$46,782,470
119,829	iShares Russell 2000 Growth ETF (b)	34,354,974
276,571	iShares Russell 2000 Value ETF (b)	36,438,229
190,786	iShares Russell Mid-Cap Value ETF	18,498,611
883,639	SPDR S&P Regional Banking ETF (b)	45,905,046
144,324	SPDR S&P Retail ETF (b)	9,282,920
	TOTAL EXCHANGE TRADED FUNDS (Cost - $184,048,345)	191,262,250

	SHORT-TERM INVESTMENTS - 18.7%
	MONEY MARKET FUNDS - 18.7%
21,692,679	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)	21,692,679
21,692,679	First American Government Obligations Fund - Class Z 0.03% (a)	21,692,679
	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,385,358)	43,385,358

	COLLATERAL FOR SECURITIES LOANED - 26.7%
62,163,825	Mount Vernon Liquid Assets Portfolio, LLC - 0.16% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $62,163,825)	62,163,825

	TOTAL INVESTMENTS - 127.6% (Cost - $289,597,528)	$296,811,433
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.6)%	(64,201,366)
	NET ASSETS - 100.0%	$232,610,067

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $60,978,202 at December 31, 2020.

(c)	Security purchased with cash proceeds of securities lending collateral.

TOTAL RETURN SWAPS
						Unrealized
	Number of	Notional Amount at				Appreciation
Reference Entity	Shares	December 31, 2020	Interest Rate Payable (1)	Counterparty	Termination Date	(Depreciation)
iShares Russell 2000 Growth ETF	130,560	$37,431,552	1-Mth USD_LIBOR plus 20 bp	BRC	11/22/2021	$4,032,771
iShares Russell Mid-Cap Growth ETF	558,830	57,363,900	1-Mth USD_LIBOR plus 20 bp	BRC	1/26/2022	(1,082,478)
SPDR S&P Biotech ETF	322,220	45,362,132	1-Mth USD_LIBOR plus 20 bp	BRC	1/26/2022	(3,473,680)
SPDR S&P Retail ETF	559,350	35,977,392	1-Mth USD_LIBOR plus 20 bp	BRC	11/04/2021 - 11/24/2021	5,841,797
Total						$5,318,410

BRC – Barclays Capital Inc.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

LIBOR - London Interbank Offered Rate

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, as compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	March 18, 2016	August 9, 2013
Quantified Alternative Investment Fund - Investor Class	16.13%	1.01%	0.37%	3.03%	N/A	2.58%
Quantified Alternative Investment Fund - Advisor Class	15.86%	0.51%	(0.21)%	N/A	2.86%	N/A
S&P 500 Total Return Index **	22.16%	18.40%	14.18%	15.22%	15.75%	13.67%

+	Inception date is August 9, 2013

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 2.11% for Investor Class and 2.79% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange Traded Funds:
Alternative Fund	3.1%
Balanced Fund	1.2%
Debt Funds	7.9%
Equity Funds	52.8%
Open-End Mutual Funds:
Alternative Fund	3.0%
Balanced Fund	2.0%
Debt Fund	3.0%
Equity Funds	9.8%
Collateral for Securities Loaned	7.3%
Money Market Funds	9.4%
Other Assets Less Liabilities	0.5%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	EXCHANGE TRADED FUNDS - 65.0%
	ALTERNATIVE FUND - 3.1%
28,826	WisdomTree Managed Futures Strategy Fund	$1,069,185

	BALANCED FUND - 1.2%
9,712	SPDR SSgA Global Allocation ETF	415,091

	DEBT FUNDS - 7.9%
17,802	iShares Convertible Bond ETF	1,718,783
12,515	SPDR Bloomberg Barclays Convertible Securities ETF	1,036,117
		2,754,900
	EQUITY FUNDS - 52.8%
7,128	ETFMG Prime Cyber Security ETF	410,288
15,423	Fidelity MSCI Materials Index ETF	618,771
4,169	First Trust ETF III-First Trust Long/Short Equity ETF	181,789
1,753	First Trust Materials AlphaDEX Fund	84,302
7,722	First Trust NASDAQ Clean Edge Green Energy Index Fund	542,316
1,901	First Trust Technology AlphaDEX Fund	212,570
11,754	Global X Social Media ETF	726,162
10,079	Global X SuperDividend ETF	129,414
10,995	Global X SuperIncome Preferred ETF	129,741
1,205	Hull Tactical US ETF	35,102
26,691	Invesco Dynamic Media ETF	1,230,455
2,324	Invesco Dynamic Software ETF	357,478
1,846	Invesco Global Clean Energy ETF	64,149
5,709	Invesco S&P 500 Equal Weight Materials ETF	795,850
6,833	Invesco S&P MidCap Momentum ET	534,819
1,730	Invesco Solar ETF	177,775
16,347	IQ Merger Arbitrage ETF	544,845
10,901	iShares Emerging Markets Dividend ETF (b)	405,844
230	iShares Expanded Tech-Software Sector ETF	81,443
34,963	iShares Global Clean Energy ETF (b)	987,355
4,128	iShares Global Materials ETF	336,060
631	iShares Global Tech ETF	189,332
3,135	iShares Morningstar Large-Cap Growth ETF	908,774
38,004	iShares MSCI Global Metals & Mining Producers ETF	1,400,447
7,787	iShares MSCI International Momentum Factor ETF	293,181
61	iShares US Technology ETF	5,190
21,699	Materials Select Sector SPDR Fund (b)	1,570,791
7,048	Schwab Fundamental International Large Company Index ETF	206,365
456	SPDR FactSet Innovative Technology ETF	98,081
495	SPDR NYSE Technology ETF	69,968
5,076	SPDR S&P 600 Small Cap Growth ETF (b)	387,654
2,421	SPDR S&P Global Dividend ETF	146,083
17,181	SPDR S&P Retail ETF (b)	1,105,082
1,183	SPDR S&P Semiconductor ETF (b)	202,033
2,966	VanEck Vectors Low Carbon Energy ETF	490,815
18,243	VanEck Vectors Rare Earth/Strategic Metals ETF	1,200,754
1,165	VanEck Vectors Semiconductor ETF (b)	254,459
3,545	Vanguard Consumer Discretionary ETF	975,513
7,985	WisdomTree US SmallCap Fund	310,776
		18,401,826

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,782,521)	22,641,002

	OPEN-END MUTUAL FUNDS - 17.8%
	ALTERNATIVE FUND - 3.0%
40,348	AlphaCentric Premium Opportunity Fund Class I	1,037,987

	BALANCED FUND - 2.0%
45,556	Bridgeway Managed Volatility Fund	738,918

	DEBT FUND - 3.0%
103,325	Water Island Credit Opportunities Fund	1,036,354

	EQUITY FUNDS - 9.8%
74,484	Driehaus Event Driven Fund	1,036,814
114,149	RiverPark Long/Short Opportunity Fund - Institutional Class	2,068,380
6,354	Rydex Series - Precious Metals Fund - Investor Class	303,410
		3,408,604

	TOTAL OPEN-END MUTUAL FUNDS (Cost - $6,140,334)	6,221,863

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	SHORT-TERM INVESTMENTS - 9.4%
	MONEY MARKET FUNDS - 9.4%
1,645,762	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)	$1,645,762
1,645,762	First American Government Obligations Fund - Class Z 0.03% (a)	1,645,762
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,291,524)	3,291,524

	COLLATERAL FOR SECURITIES LOANED - 7.3%
2,549,465	Mount Vernon Liquid Assets Portfolio, LLC - 0.16% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,549,465)	2,549,465

	TOTAL INVESTMENTS - 99.5% (Cost - $33,763,844)	$34,703,854
	OTHER ASSETS LESS LIABILITIES - 0.5%	161,446
	NET ASSETS - 100.0%	$34,865,300

*	Non-Income producing investment

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $2,490,510 at December 31, 2020.

(c)	Security purchased with cash proceeds of securities lending collateral.

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2020	Appreciation
13	NASDAQ 100 E-Mini	March-21	$3,350,230	$65,935

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the periods ended December 31, 2020, as compared to its benchmark:

			Annualized
					Since Inception
	Six Months	One Year	Three Year	Five Year	November 13, 2015
Quantified STF Fund - Investor Class	39.97%	77.44%	24.34%	22.64%	21.55%
Quantified STF Fund - Advisor Class	39.48%	76.36%	23.58%	21.96%	20.89%
Nasdaq 100 Total Return Index **	27.36%	48.88%	27.59%	24.27%	24.09%

+	Inception date is November 13, 2015

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 1.72% for Investor Class and 2.32% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Sector: ^	% of Net Assets
Exchange Traded Funds:
Debt Funds	20.1%
Equity Fund	0.2%
Bonds & Notes	3.2%
Certificates of Deposit:
Banking	6.4%
Money Market Funds	32.5%
Other Assets Less Liabilities	37.6%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified STF Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal		Interest
Amount ($)		Rate (%)	Maturity	Value
	BONDS & NOTES - 3.2%
	BANKING - 0.7%
1,000,000	Royal Bank of Canada	2.5000	1/19/2021	$1,000,891

	BIOTECH & PHARMA - 0.7%
1,000,000	AbbVie, Inc.	2.3000	5/14/2021	1,005,561

	GOVERNMENT OWNED, NO GUARANTEE - 0.7%
1,000,000	Export-Import Bank of Korea	4.0000	1/29/2021	1,002,496

	RETAIL - CONSUMER STAPLES - 0.7%
1,000,000	Kroger Co.	3.3000	1/15/2021	1,000,803

	RETAIL - DISCRETIONARY - 0.4%
500,000	Home Depot, Inc.	2.0000	4/1/2021	501,309

	TOTAL BONDS & NOTES (Cost - $4,501,963)			4,511,060

	CERTIFICATES OF DEPOSIT - 6.4%
	BANKING - 6.4%
1,000,000	Comenity Capital Bank	1.6500	3/18/2021	1,004,046
1,000,000	Lafayette Federal Credit Union	1.7000	5/21/2021	1,006,553
1,000,000	Sallie Mae Bank	2.1500	1/20/2021	1,001,173
1,000,000	TBK Bank SSB	1.6000	2/25/2021	1,002,433
1,000,000	UBS Bank USA	1.6500	6/7/2021	1,006,867
1,000,000	USAlliance Federal Credit Union	1.9000	11/28/2022	1,034,697
1,000,000	Wells Fargo Bank NA	1.9000	1/17/2023	1,036,999
1,000,000	Wells Fargo National Bank West	1.9000	1/17/2023	1,036,999
1,000,000	World’s Foremost Bank	1.7000	6/9/2021	1,006,954
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $9,000,000)			9,136,721

Shares
	EXCHANGE TRADED FUNDS - 20.3%
	DEBT FUNDS - 20.1%
225,000	Invesco BulletShares 2020 Corporate Bond ETF			4,772,250
220,000	Invesco BulletShares 2021 Corporate Bond ETF			4,785,000
210,000	Invesco BulletShares 2022 Corporate Bond ETF			4,701,900
95,000	Invesco Ultra Short Duration ETF			4,805,100
45,000	iShares Short Treasury Bond ETF			4,973,850
150,000	SPDR Portfolio Short Term Corporate Bond ETF			4,710,000
				28,748,100
	EQUITY FUND - 0.2%
750	Invesco QQQ Trust Series 1			235,305

	TOTAL EXCHANGE TRADED FUNDS (Cost - $29,011,308)			28,983,405

	SHORT-TERM INVESTMENTS - 32.5%
	MONEY MARKET FUNDS - 32.5%
23,172,060	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)			23,172,060
23,172,061	First American Government Obligations Fund - Class Z 0.03% (a)			23,172,061
	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,344,121)			46,344,121

	TOTAL INVESTMENTS - 62.4% (Cost - $88,857,392)			$88,975,307
	OTHER ASSETS LESS LIABILITIES - 37.6%			53,740,283
	NET ASSETS - 100.0%			$142,715,590

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS

No. of			Notional Value at	Unrealized
Contracts	Name	Expiration	December 31, 2020	Appreciation
1,103	Nasdaq 100 E-Mini	March-21	$284,254,130	$9,869,591

See accompanying notes to financial statements.

Quantified Pattern Recognition Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, as compared to its benchmark:

			Since Inception
	Six Months	One Year	August 30, 2019
Quantified Pattern Recognition Fund - Investor Class	2.03%	(0.34)%	8.20%
S&P 500 Total Return Index **	22.16%	18.40%	22.77%

+	Inception date is August 30, 2019

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 1.78% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Sector ^:	% of Net Assets
Certificates of Deposit:
Banking	29.9%
Exchange Traded Funds:
Debt Funds	15.2%
Equity Fund	0.8%
Money Market Funds	28.7%
Other Assets Less Liabilities	25.4%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Pattern Recognition Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal Amount ($)		Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 29.9%
	BANKING - 29.9%
1,000,000	Bank Hapoalim BM/New York NY	1.7000	1/29/2021	$1,001,338
1,000,000	Morgan Stanley Bank NA	1.7500	4/19/2021	1,005,207
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,014,253
1,000,000	Sallie Mae Bank	1.8500	11/7/2022	1,032,757
1,000,000	Wells Fargo Bank NA	1.9500	10/18/2021	1,015,355
1,000,000	Wells Fargo National Bank West	1.9000	1/17/2023	1,036,999
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $6,000,000)			6,105,909

Shares
	EXCHANGE TRADED FUNDS - 16.0%
	DEBT FUNDS - 15.2%
24,000	Invesco BulletShares 2021 Corporate Bond ETF			509,040
24,000	Invesco BulletShares 2022 Corporate Bond ETF			522,000
23,000	Invesco BulletShares 2024 Corporate Bond ETF			514,970
10,000	Invesco Ultra Short Duration ETF			505,800
5,000	iShares Short Treasury Bond ETF			552,650
16,000	SPDR Portfolio Short Term Corporate Bond ETF			502,400
				3,106,860
	EQUITY FUND - 0.8%
450	SPDR S&P 500 ETF			168,246

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,273,968)			3,275,106

	SHORT-TERM INVESTMENTS - 28.7%
	MONEY MARKET FUNDS - 28.7%
2,925,791	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)			2,925,791
2,925,791	First American Government Obligations Fund - Class Z 0.03% (a)			2,925,791
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,851,582)			5,851,582

	TOTAL INVESTMENTS - 74.6% (Cost - $15,125,550)			$15,232,597
	OTHER ASSETS LESS LIABILITIES- 25.4%			5,178,670
	NET ASSETS - 100.0%			$20,411,267

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

FUTURES CONTRACTS
OPEN LONG FUTURES

			Notional Value at	Unrealized
No. of Contracts	Name	Expiration Date	December 31, 2020	Appreciation
218	S&P 500 E-Mini	March-21	$40,861,920	$959,530

See accompanying notes to financial statements.

Quantified Tactical Fixed Income Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020 as compared to its benchmark:

			Since Inception
	Six Months	One Year	September 13, 2019
Quantified Tactical Fixed Income Fund - Investor Class	(0.02)%	10.36%	8.98%
Bloomberg Barclays U.S. Aggregate Bond Index **	1.29%	7.51%	6.94%

+	Inception date is September 13, 2019.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 1.77% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificates of Deposit:
Banking	7.4%
Exchange Traded Funds:
Debt Funds	14.9%
Money Market Funds	51.6%
Other Assets Less Liabilities	26.1%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal Amount ($)		Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 7.4%
	BANKING - 7.4%
1,000,000	Ally Bank	1.8000	10/25/2021	$1,014,489
1,500,000	Bank OZK	1.6000	1/14/2021	1,500,911
1,000,000	Flagstar Bank FSB	1.7500	11/15/2021	1,015,005
1,000,000	Lafayette Federal Credit Union	1.7000	5/21/2021	1,006,553
1,000,000	Morgan Stanley Bank NA	1.7500	4/19/2021	1,005,207
1,000,000	Morgan Stanley Private Bank NA	1.8500	1/9/2023	1,035,618
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	1,014,253
1,000,000	Stearns Bank NA	1.6000	7/8/2021	1,008,233
1,000,000	Wells Fargo Bank NA	1.9500	10/18/2021	1,015,355
1,000,000	Wells Fargo National Bank West	1.7500	6/30/2021	1,008,634
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $10,499,994)			10,624,258

Shares
	EXCHANGE TRADED FUNDS - 14.9%
	DEBT FUNDS - 14.9%
170,000	Invesco BulletShares 2021 Corporate Bond ETF			3,605,700
165,000	Invesco BulletShares 2022 Corporate Bond ETF			3,588,750
160,000	Invesco BulletShares 2024 Corporate Bond ETF			3,582,400
70,000	Invesco Ultra Short Duration ETF			3,540,600
1,100	iShares 20+ Year Treasury Bond ETF			173,503
29,000	iShares Short Treasury Bond ETF			3,205,370
115,000	SPDR Portfolio Short Term Corporate Bond ETF			3,611,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,335,992)			21,307,323

	SHORT-TERM INVESTMENTS - 51.6%
	MONEY MARKET FUNDS - 51.6%
36,872,778	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)			36,872,778
36,872,778	First American Government Obligations Fund - Class Z 0.05% (a)			36,872,778
	TOTAL SHORT-TERM INVESTMENTS (Cost - $73,745,556)			73,745,556

	TOTAL INVESTMENTS - 73.9% (Cost - $105,581,542)			$105,677,137
	OTHER ASSETS LESS LIABILITIES - 26.1%			37,315,225
	NET ASSETS - 100.0%			$142,992,362

ETF	Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

FUTURES CONTRACTS
OPEN SHORT FUTURES CONTRACTS

No. of Contracts	Name	Expiration	Notional Value at December 31, 2020	Unrealized (Depreciation)
133	Ultra U.S. Treasury T- Bonds	March-21	$28,403,879	$(65,587)

TOTAL RETURN SWAPS
		Notional Amount at				Unrealized
Reference Entity	Number of Shares	December 31, 2020	Interest Rate Payable (1)	Termination Date	Counterparty	Appreciation
iShares iBoxx High Yield Corporate Bond ETF	108,600	$9,480,780	1-Mth USD_LIBOR plus 20 bp	12/07/2021 - 02/03/2022	BRC	$245,901
PIMCO 0-5 Year High Yield Corporate Bond ETF	96,600	9,488,052	1-Mth USD_LIBOR plus 20 bp	12/07/2021 - 02/03/2022	BRC	298,052
SPDR Bloomberg Barclays High Yield Bond ETF	87,100	9,488,674	1-Mth USD_LIBOR plus 20 bp	12/07/2021 - 02/03/2022	BRC	263,415
Total						$807,368

BRC - Barclays Capital Inc.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

LIBOR - London Interbank Offered Rate

See accompanying notes to financial statements.

Quantified Evolution Plus Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, as compared to its benchmark:

			Since Inception
	Six Months	One Year	September 30, 2019
Quantified Evolution Plus Fund - Investor Class	7.98%	(1.84)%	(3.01)%
S&P 500 Total Return Index **	22.16%	18.40%	22.66%

+	Inception date is September 30, 2019.

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020 was 1.81% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificates of Deposit:
Banking	6.8%
Exchange Traded Funds:
Commodity Fund	0.3%
Debt Funds	15.0%
Equity Funds	0.8%
Money Market Funds	39.7%
Other Assets Less Liabilities	37.4%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Evolution Plus Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Principal Amount ($)		Interest Rate (%)	Maturity	Value
	CERTIFICATES OF DEPOSIT - 6.8%
	BANKING - 6.8%
1,000,000	Raymond James Bank NA	1.7000	11/8/2021	$1,014,253
1,000,000	Sallie Mae Bank	1.8500	11/7/2022	1,032,757
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $2,000,000)			2,047,010

Shares
	EXCHANGE TRADED FUNDS - 16.1%
	COMMODITY FUND - 0.3%
550	SPDR Gold Shares (b) *			98,098
	TOTAL COMMODITY FUND (Cost - $97,737)

	DEBT FUNDS - 15.0%
35,100	Invesco BulletShares 2021 Corporate Bond ETF			744,471
34,000	Invesco BulletShares 2022 Corporate Bond ETF			739,500
33,000	Invesco BulletShares 2024 Corporate Bond ETF			738,870
15,000	Invesco Ultra Short Duration ETF			758,700
7,000	iShares Short Treasury Bond ETF			773,710
24,000	SPDR Portfolio Short Term Corporate Bond ETF			753,600
	TOTAL DEBT FUNDS (Cost - $4,512,783)			4,508,851

	EQUITY FUNDS - 0.8%
400	Invesco QQQ Trust Series 1			125,496
250	SPDR S&P 500 ETF Trust			93,470
	TOTAL EQUITY FUNDS (Cost - $217,618)			218,966

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,828,138)			4,825,915

	SHORT-TERM INVESTMENTS - 39.7%
	MONEY MARKET FUNDS - 39.7%
4,693,778	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)			4,693,778
2,509,163	First American Government Obligations Fund - Class X 0.07% (a,b)			2,509,163
4,693,777	First American Government Obligations Fund - Class Z 0.03% (a)			4,693,777
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,896,718)			11,896,718

	TOTAL INVESTMENTS - 62.6% (Cost - $18,724,856)			$18,769,643
	OTHER ASSETS LESS LIABILITIES - 37.4%			11,219,069
	NET ASSETS - 100.0%			$29,988,712

ETF	Exchange Traded Fund

*	Non-Income producing investment

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

(b)	All or part of this instrument is a holding of QEPF Fund Limited.

FUTURES CONTRACTS
OPEN LONG FUTURES CONTRACTS

No. of Contracts	Name	Expiration	Notional Value at December 31, 2020	Unrealized Appreciation
100	Gold 100 oz. (1)	February-21	$18,951,000	$608,742
39	NASDAQ 100 E-Mini	March-21	10,050,690	301,259
73	S&P 500 E-Mini	March-21	13,683,120	291,768
				$1,201,769

(1)	All or part of this instrument is a holding of QEPF Fund Limited.

TOTAL RETURN SWAPS

		Notional Amount at				Unrealized
Reference Entity	Number of Shares	December 31, 2020	Interest Rate Payable (1)	Termination Date	Counterparty	Appreciation
iShares MSCI Emerging Market ETF	324,000	$16,741,080	1-Mth USD_LIBOR plus 20 bp	01/06/2022 - 2/2/2022	BRC	$452,629

BRC - Barclays Capital, Inc.

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Common Ground Fund
Portfolio Review (Unaudited)
December 31, 2020

The Fund’s performance figures* for the period ended December 31, 2020, as compared to its benchmark:

			Since Inception
	Six Months	One Year	December 27, 2019
Quantified Common Ground Fund - Investor Class	22.50%	14.67%	14.61%
S&P Composite 1500 Total Return Index **	22.93%	17.93%	17.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that as hare holder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total annual fund operating expense ratio, as provided in the Fund’s prospectus dated October 31, 2020, was 1.86% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks,and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P Composite 1500® combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2020 are as follows:

Holdings by Sector ^:	% of Net Assets
Common Stocks	98.9%
Money Market Funds	5.8%
Collateral for Securities Loaned	11.2%
Liabilities In Excess of Other Assets	(15.9)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Value
	COMMON STOCKS - 98.9%
	APPAREL & TEXTILE PRODUCTS - 1.3%
22,675	Tapestry, Inc.	$704,739

	ASSET MANAGEMENT - 4.1%
1,307	BlackRock, Inc.	943,053
69,401	Invesco Ltd.	1,209,660
		2,152,713
	BANKING - 8.1%
52703	Cadence BanCorp.	865,383
24522	CIT Group, Inc.	880,340
3965	SVB Financial Group *	1,537,746
30390	Synovus Financial Corp.	983,724
		4,267,193
	BIOTECH & PHARMA - 6.0%
3,556	Alexion Pharmaceuticals, Inc. *	817,596
7,885	Emergent BioSolutions, Inc. *	706,496
38,977	Halozyme Therapeutics, Inc. *	1,664,708
		3,188,800
	CHEMICALS - 6.2%
25,596	Avient Corp.	1,031,007
13,482	Eastman Chemical Co.	1,351,975
38,449	Mosaic Co.	884,712
		3,267,694
	CONSUMER SERVICES - 2.0%
30,508	Adtalem Global Education, Inc. *	1,035,747

	DIVERSIFIED INDUSTRIALS - 3.8%
15,819	Dover Corp.	1,997,149

	ENGINEERING & CONSTRUCTION - 1.2%
38,621	Fluor Corp.	616,777

	FOOD - 3.7%
40,307	Campbell Soup Co. (b)	1,948,844

	HEALTH CARE FACILITIES & SERVICES - 9.7%
18,998	Catalent, Inc. *	1,977,122
13,112	DaVita, Inc. *	1,539,349
3,918	Humana, Inc.	1,607,438
		5,123,909
	HOME CONSTRUCTION - 1.6%
25,034	KB Home	839,140

	INDUSTRIAL FACILITIES & SERVICES - 1.8%
4,021	United Rentals, Inc. *	932,510

	INDUSTRIAL INTERMEDIATE PROD - 2.1%
14,115	Timken Co.	1,091,936

	LEISURE FACILITIES & SERVICES - 1.1%
10,095	Brinker International, Inc. (b)	571,074

	MEDICAL EQUIPMENT & DEVICES - 4.6%
7,800	Agilent Technologies, Inc.	924,222
2,871	ResMed, Inc.	610,260
4,721	STERIS PLC	894,818
		2,429,300

See accompanying notes to financial statements.

Quantified Common Ground Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares		Value
	COMMON STOCKS - 98.9% (Continued)
	METALS & MINING - 3.6%
56,943	Cleveland-Cliffs, Inc. (b)	$829,090
41,892	Freeport-McMoRan, Inc.	1,090,030
		1,919,120
	RENEWABLE ENERGY - 7.4%
21,772	First Solar, Inc. *	2,153,686
25,224	SunRun, Inc. *	1,750,041
		3,903,727
	RETAIL - CONSUMER STAPLES - 1.8%
5,440	Five Below, Inc. * (b)	951,891

	RETAIL - DISCRETIONARY - 2.2%
31,795	American Eagle Outfitters, Inc. (b)	638,126
28,492	Bed Bath & Beyond, Inc. (b)	506,018
		1,144,144
	SEMICONDUCTORS - 13.0%
26,275	Advanced Micro Devices, Inc. *	2,409,680
8,328	Cree, Inc. * (b)	881,935
1,237	Lam Research Corp.	584,198
2,011	NVIDIA Corp.	1,050,144
7,991	Semtech Corp. *	576,071
11,316	Teradyne, Inc.	1,356,675
		6,858,703
	SOFTWARE - 4.7%
11,836	Cerner Corp.	928,889
12,033	Citrix Systems, Inc.	1,565,493
		2,494,382
	SPECIALTY FINANCE - 2.8%
119,093	SLM Corp.	1,475,562

	TECHNOLOGY HARDWARE - 3.1%
26,794	Jabil, Inc.	1,139,549
81,761	Pitney Bowes, Inc.	503,648
		1,643,197
	TECHNOLOGY SERVICES - 3.0%
6,066	Fidelity National Information Services, Inc.	858,096
6,440	Fiserv, Inc. *	733,258
		1,591,354

	TOTAL COMMON STOCKS - (Cost - $50,172,356)	52,149,605

	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUNDS - 5.8%
1,532,458	Fidelity Investments Money Market Funds - Government Portfolio - Class I 0.01% (a)	1,532,458
1,532,458	First American Government Obligations Fund - Class Z 0.05% (a)	1,532,458
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,064,916)	3,064,916

	COLLATERAL FOR SECURITIES LOANED - 11.2%
5,904,867	Mount Vernon Liquid Assets Portfolio, LLC - 0.16% (a) (c)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $5,904,867)	5,904,867

	TOTAL INVESTMENTS - 115.9% (Cost - $59,142,139)	$61,119,388
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.9)%	(8,362,204)
	NET ASSETS - 100.0%	$52,757,184

*	Non-Income producing investment

PLC	Public Limited Company

(a)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $5,795,709 at December 31, 2020.

(c)	Security purchased with cash proceeds of securities lending collateral.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2020

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$91,880,723	$289,597,528	$33,763,844	$88,857,392
At value (a)	$92,813,138	$296,811,433	$34,703,854	$88,975,307
Cash	—	—	—	25,000,000
Deposits with brokers for futures	664,902	—	139,267	9,969,835
Receivable:
Unrealized appreciation on futures	—	—	65,935	9,869,591
Unrealized appreciation on swaps	—	5,318,410	—	—
Fund shares sold	2,386,460	405,324	13,324,585	12,191,017
Securities sold	1,978,673	—	—	—
Dividends and Interest	56,143	548	10,518	91,233
Prepaid expenses and other assets	19,672	16,505	18,657	30,664
Total Assets	97,918,988	302,552,220	48,262,816	146,127,647

Liabilities:
Collateral on securities loaned	7,839,344	62,163,825	2,549,465	—
Securities purchased	2,095,006	—	10,814,873	2,599,843
Fund shares redeemed	2,027,687	7,389,814	5,396	602,790
Investment advisory fees	59,598	152,086	8,163	102,365
Payable to related parties	41,173	141,049	3,323	48,510
Shareholder service fees - Investor Class	20,558	36,375	2,833	22,936
Distributions (12b-1) fees	12,070	52,479	5,744	25,481
Miscellaneous fees	7,734	6,525	7,719	10,132
Total Liabilities	12,103,170	69,942,153	13,397,516	3,412,057

Net Assets	$85,815,818	$232,610,067	$34,865,300	$142,715,590

Net Assets Consist of:
Capital Stock	$94,373,953	$181,779,729	$34,303,788	$118,797,616
Accumulated earnings (losses)	(8,558,135)	50,830,338	561,512	23,917,974
Net Assets	$85,815,818	$232,610,067	$34,865,300	$142,715,590

Net Asset Value Per Share Investor Class Shares:
Net Assets	$85,743,418	$232,497,526	$34,770,977	$142,204,717
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	9,725,108	17,506,161	3,473,767	9,013,398
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.82	$13.28	$10.01	$15.78
Advisor Class Shares:
Net Assets	$72,400	$112,541	$94,323	$510,873
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	8,143	8,599	9,566	33,388
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.89	$13.09	$9.86	$15.30

(a)	Includes loaned securities with a value of $7,696,796, $60,978,202, $2,490,510 and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2020

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:
Investment securities:
At cost	$15,125,550	$105,581,542	$18,724,856	$59,142,139
At value (a)	$15,232,597	$105,677,137	$18,769,643	$61,119,388
Cash	2,000,711	29,001,946	10,000,000	—
Deposits with brokers	2,254,232	4,092,447	2,298,864	—
Receivable:
Unrealized appreciation on futures	959,530	—	1,201,769	—
Unrealized appreciation on swaps	—	807,368	452,629	—
Dividends and Interest	26,407	23,954	65,753	29,397
Securities sold	—	—	575,996	14,096,003
Fund shares sold	13,707	5,012,698	52,180	231,187
Prepaid expenses and other assets	14,639	21,184	16,118	17,296
Total Assets	20,501,823	144,636,734	33,432,952	75,493,271

Liabilities:
Payables:
Fund shares redeemed	27,157	588,046	3,224,168	16,747,245
Collateral on securities loaned	—	—	—	5,904,867
Securities purchased	21,764	747,517	174,108	—
Unrealized depreciation on futures	—	65,587	—	—
Investment advisory fees	17,083	123,739	20,256	36,361
Shareholder service fees - Investor Class	10,156	20,953	6,504	6,479
Payable to related parties	5,841	61,433	8,257	21,781
Distributions (12b-1) fees	—	28,542	2,266	10,799
Miscellaneous fees	8,555	8,555	8,681	8,555
Total Liabilities	90,556	1,644,372	3,444,240	22,736,087

Net Assets	$20,411,267	$142,992,362	$29,988,712	$52,757,184

Net Assets Consist of:
Capital Stock	$19,832,263	$143,092,519	$30,072,665	$46,685,155
Accumulated earnings (losses)	579,004	(100,157)	(83,953)	6,072,029
Net Assets	$20,411,267	$142,992,362	$29,988,712	$52,757,184

Net Asset Value Per Share Investor Class Shares:
Net Assets	$20,411,267	$142,992,362	$29,988,712	$52,757,184
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,910,383	13,337,700	3,193,106	4,671,538
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$10.68	$10.72	$9.39	$11.29

(a)	Includes loaned securities with a value of $0, $0, $0 and $5,795,709, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2020

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund

Investment Income
Dividends	$903,264	$1,090,481	$166,409	$122,816
Interest	3,754	4,185	439	245,835
Securities lending, net	29,437	59,847	937	3,695
Total Investment Income	936,455	1,154,513	167,785	372,346

Expenses
Investment advisory fees	354,205	694,557	45,172	533,631
Administration fees	129,403	253,745	16,503	146,216
Distribution (12b-1) fees
Investor Class	117,773	231,169	14,992	132,552
Advisor Class	1,176	1,400	261	3,422
Custody overdraft fees	2,122	—	—	—
Third party services fees - Investor Class	70,664	138,701	8,995	79,531
Miscellaneous fees	4,594	4,594	1,254	6,018
Total Operating Expenses	679,937	1,324,166	87,177	901,370

Net Investment Income (Loss)	256,518	(169,653)	80,608	(529,024)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps Net realized gain (loss) from:
Investments	(749,098)	35,538,380	666,968	54,601
Futures	(1,625,343)	—	102,961	25,480,558
Swaps	—	15,111,740	—	—
	(2,374,441)	50,650,120	769,929	25,535,159
Net change in unrealized appreciation (depreciation) on:
Investments	327,559	(1,474,898)	842,130	(209,343)
Futures	160,704	—	60,439	7,035,150
Swaps	—	3,199,125	—	—
	488,263	1,724,227	902,569	6,825,807

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(1,886,178)	52,374,347	1,672,498	32,360,966

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,629,660)	$52,204,694	$1,753,106	$31,831,942

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited) (Continued)
For the Six Months Ended December 31, 2020

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund

Investment Income
Dividends	$19,723	$122,170	$20,092	$203,275
Interest	70,405	136,682	26,899	486
Securities lending, net	104	4,465	78	458
Total Investment Income	90,232	263,317	47,069	204,219

Expenses
Investment advisory fees	104,931	624,425	109,635	186,604
Administration fees	28,750	171,091	30,198	51,138
Distribution (12b-1) fees - Investor Class	26,233	156,106	27,409	46,651
Custody overdraft fees	—	—	—	4,745
Third party services fees - Investor Class	15,740	93,664	16,445	27,991
Miscellaneous expenses	3,482	5,082	3,442	3,748
Total Operating Expenses	179,136	1,050,368	187,129	320,877

Net Investment Loss	(88,904)	(787,051)	(140,060)	(116,658)

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	13,112	74,634	67,522	6,650,090
Futures	(389,902)	(347,400)	91,066	—
Swaps	—	(320,708)	123,729	—
	(376,790)	(593,474)	282,317	6,650,090
Net change in unrealized appreciation (depreciation) on:
Investments	(74,806)	(225,116)	(34,291)	1,678,522
Futures	959,530	(55,528)	571,353	—
Swaps	—	1,311,793	452,629	—
	884,724	1,031,149	989,691	1,678,522

Net Realized and Unrealized Gain on Investments, Futures and Swaps	507,934	437,675	1,272,008	8,328,612

Net Increase (Decrease) in Net Assets Resulting From Operations	$419,030	$(349,376)	$1,131,948	$8,211,954

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Six Months Ended	Year Ended
	December 31,	June 30,
	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations
Net investment income	$256,518	$1,019,331
Net realized loss from investments and futures	(2,374,441)	(5,234,006)
Net change in unrealized appreciation (depreciation) on investments and futures	488,263	(860,156)
Net Decrease in Net Assets Resulting From Operations	(1,629,660)	(5,074,831)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(727,077)	(1,557,072)
Advisor Class	—	(2,026)
Total Distributions to Shareholders	(727,077)	(1,559,098)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	180,145,458	199,349,490
Advisor Class	73,631	772,729
Net asset value of shares issued in reinvestment of distributions
Investor Class	726,721	1,557,071
Advisor Class	—	2,026
Payments for shares redeemed
Investor Class	(165,315,069)	(181,195,937)
Advisor Class	(524,365)	(790,752)
Total Increase in Net Assets From
Shares of Beneficial Interest	15,106,376	19,694,627

Total Increase in Net Assets	12,749,639	13,060,698

Net Assets:
Beginning of Period	73,066,179	60,005,481
End of Period	$85,815,818	$73,066,179

Share Activity
Investor Class:
Shares Sold	20,183,030	20,850,180
Shares issued in reinvestments of Distributions	82,675	158,723
Shares Redeemed	(18,565,179)	(19,079,699)
Net Increase in Shares of Beneficial Interest Outstanding	1,700,526	1,929,204

Advisor Class:
Shares Sold	8,195	81,494
Shares issued in reinvestments of Distributions	—	205
Shares Redeemed	(57,761)	(82,767)
Net Decrease in Shares of Beneficial Interest Outstanding	(49,566)	(1,068)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31,	June 30,	December 31,	June 30,
	2020	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)	-
Operations
Net investment income (loss)	$(169,653)	$(82,021)	$80,608	$67,293
Net realized gain (loss) from investments, futures and swaps	50,650,120	20,362,696	769,929	(693,508)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	1,724,227	8,299,310	902,569	(111,747)
Net Increase (Decrease) in Net Assets Resulting From Operations	52,204,694	28,579,985	1,753,106	(737,962)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(20,817,298)	—	—	(146,978)
Advisor Class	(10,440)	—		(126)
Total Distributions to Shareholders	(20,827,738)	—	—	(147,104)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	162,909,457	187,825,478	57,396,183	6,514,331
Advisor Class	51,712	754,381	60,893	54,966
Net asset value of shares issued in reinvestment of distributions
Investor Class	20,809,226	—	—	146,977
Advisor Class	10,440	—	—	126
Payments for shares redeemed
Investor Class	(121,930,338)	(234,421,568)	(31,904,307)	(6,925,984)
Advisor Class	(680,701)	(702,511)	(35,402)	(7,298)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	61,169,796	(46,544,220)	25,517,367	(216,882)

Total Increase (Decrease) in Net Assets	92,546,752	(17,964,235)	27,270,473	(1,101,948)

Net Assets:
Beginning of Period	140,063,315	158,027,550	7,594,827	8,696,775
End of Period	$232,610,067	$140,063,315	$34,865,300	$7,594,827

Share Activity
Investor Class:
Shares Sold	12,891,112	19,292,930	6,071,121	698,753
Shares issued in reinvestments of Distributions	1,549,458	—	—	14,846
Shares Redeemed	(9,580,888)	(23,453,819)	(3,470,901)	(756,322)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	4,859,682	(4,160,889)	2,600,220	(42,723)

Advisor Class:
Shares Sold	3,817	80,273	6,236	6,467
Shares issued in reinvestments of Distributions	789	—	—	13
Shares Redeemed	(55,654)	(69,490)	(3,956)	(796)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(51,048)	10,783	2,280	5,684

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2020	June 30, 2020	December 31, 2020	June 30, 2020 (a)
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(529,024)	$31,237	$(88,904)	$(1,343)
Net realized gain (loss) from investments and futures	25,535,159	21,349,449	(376,790)	1,009,460
Net change in unrealized appreciation on investments and futures	6,825,807	2,121,391	884,724	181,853
Net Increase in Net Assets Resulting From Operations	31,831,942	23,502,077	419,030	1,189,970

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(22,340,804)	(324,678)	(43,751)	(951,554)
Advisor Class	(99,875)	—	—	—
Total Distributions to Shareholders	(22,440,679)	(324,678)	(43,751)	(951,554)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	188,670,843	44,145,276	7,833,440	38,142,488
Advisor Class	2,407,702	337,024	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	22,054,042	314,001	43,747	951,554
Advisor Class	96,857	—	—	—
Payments for shares redeemed
Investor Class	(148,819,411)	(66,933,043)	(7,979,382)	(19,194,275)
Advisor Class	(2,403,245)	(82,458)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	62,006,788	(22,219,200)	(102,195)	19,899,767

Total Increase in Net Assets	71,398,051	958,199	273,084	20,138,183

Net Assets:
Beginning of Period	71,317,539	70,359,340	20,138,183	—
End of Year or Period	$142,715,590	$71,317,539	$20,411,267	$20,138,183

Share Activity
Investor Class:
Shares Sold	11,465,576	3,862,444	749,161	3,714,259
Shares issued in reinvestments of Distributions	1,409,204	28,860	4,143	88,682
Shares Redeemed	(9,056,962)	(6,082,227)	(762,532)	(1,883,330)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	3,817,818	(2,190,923)	(9,228)	1,919,611

Share Activity
Advisor Class:
Shares Sold	143,606	28,883	—	—
Shares issued in reinvestments of Distributions	6,381	—	—	—
Shares Redeemed	(150,804)	(7,664)	—	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(817)	21,219	—	—

(a)	The Fund commenced operations on August 30, 2019.

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2020	June 30, 2020 (a)	December 31, 2020	June 30, 2020 (b)
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)		(Unaudited)
Operations:
Net investment (loss)	$(787,051)	$(93,584)	$(140,060)	$(57,342)
Net realized gain (loss) from investments, futures and swaps	(593,474)	5,400,229	282,317	(1,161,020)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	1,031,149	(193,773)	989,691	709,494
Net Increase (Decrease) in Net Assets Resulting From Operations	(349,376)	5,112,872	1,131,948	(508,868)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(2,836,704)	(871,421)	(729,716)	(18,875)
Total Distributions to Shareholders	(2,836,704)	(871,421)	(729,716)	(18,875)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	196,494,023	129,355,700	47,904,339	36,302,350
Net asset value of shares issued in reinvestment of distributions:
Investor Class	2,836,192	871,421	729,190	18,875
Payments for shares redeemed
Investor Class	(139,319,776)	(48,300,569)	(44,488,738)	(10,351,793)
Total Increase in Net Assets From Shares of Beneficial Interest	60,010,439	81,926,552	4,144,791	25,969,432

Total Increase in Net Assets	56,824,359	86,168,003	4,547,023	25,441,689

Net Assets:
Beginning of Period	86,168,003	—	25,441,689	—
End of Period	$142,992,362	$86,168,003	$29,988,712	$25,441,689

Share Activity
Investor Class:
Shares Sold	17,783,158	12,236,432	5,147,292	3,965,839
Shares issued in reinvestments of Distributions	265,065	87,756	79,519	1,928
Shares Redeemed	(12,576,439)	(4,458,272)	(4,892,556)	(1,108,916)
Net Increase in Shares of Beneficial Interest Outstanding	5,471,784	7,865,916	334,255	2,858,851

(a)	The Fund commenced operations on September 13, 2019.

(b)	The Fund commenced operations on September 30, 2019.

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Common Ground Fund
	Six Months Ended	Period Ended
	December 31, 2020	June 30, 2020 (a)
INCREASE (DECREASE) IN NET ASSETS FROM:	(Unaudited)
Operations:
Net investment loss	$(116,658)	$(10,778)
Net realized gain (loss) from investments	6,650,090	(1,315,955)
Net change in unrealized appreciation on investments	1,678,522	298,727
Net Increase (Decrease) in Net Assets Resulting From Operations	8,211,954	(1,028,006)

Distributions to Shareholders from:
Total Distributions Paid	(1,111,919)	—
Total Distributions to Shareholders	(1,111,919)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	172,856,437	44,769,024
Net asset value of shares issued in reinvestment of distributions:
Investor Class	(148,283,037)	(23,769,174)
Payments for shares redeemed Investor Class	1,111,905	—
Total Increase in Net Assets From Shares of Beneficial Interest	25,685,305	20,999,850

Total Increase in Net Assets	32,785,340	19,971,844

Net Assets:
Beginning of Period	19,971,844	—
End of Period	$52,757,184	$19,971,844

Share Activity
Investor Class:
Shares Sold	16,490,394	4,722,043
Shares issued in reinvestments of Distributions	92,657	—
Shares Redeemed	(14,041,967)	(2,591,589)
Net Increase in Shares of Beneficial Interest Outstanding	2,541,084	2,130,454

(a)	The Fund commenced operations on December 27, 2019.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class							Advisor Class
	Six Months Ended							Six Months Ended						Period Ended
	December 31,		Year Ended June 30,					December 31		Year Ended June 30,				June 30,
	2020		2020	2019	2018	2017	2016	2020		2020	2019	2018	2017	2016 (1)
	(Unaudited)							(Unaudited)
Net asset value, beginning of year or period	$9.04		$9.75	$9.31	$9.64	$9.35	$9.35	$9.07		$9.70	$9.28	$9.54	$9.34	$9.04
Activity from investment operations:
Net investment income (loss) (2)	0.02		0.15	0.35	0.22	0.22	0.13	(0.01)		0.09	0.30	0.15	0.14	0.04
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	(0.16)		(0.64)	0.28	(0.31)	0.16	0.22	(0.17)		(0.64)	0.26	(0.31)	0.17	0.26
Total from investment operations	(0.14)		(0.49)	0.63	(0.09)	0.38	0.35	(0.18)		(0.55)	0.56	(0.16)	0.31	0.30
Distributions to Shareholders:
Net investment income	(0.08)		(0.16)	(0.19)	(0.24)	(0.09)	(0.35)	—		(0.02)	(0.14)	(0.10)	(0.11)	—
Net realized gains	—		(0.06)	—	—	—	—	—		(0.06)	—	—	—	—
Total distributions	(0.08)		(0.22)	(0.19)	(0.24)	(0.09)	(0.35)	—		(0.08)	(0.14)	(0.10)	(0.11)	—
Net asset value, end of year or period	$8.82		$9.04	$9.75	$9.31	$9.64	$9.35	$8.89		$9.07	$9.70	$9.28	$9.54	$9.34
Total return (3)	(1.58	)% (4)	(5.19)%	6.89%	(0.99)%	4.13%	3.89%	(1.98	)% (4)	(5.76)%	6.16%	(1.67)%	3.31%	3.32	% (4)
Net assets, end of year or period (in 000s)	$85,744		$72,543	$59,435	$40,477	$42,274	$38,693	$72		$523	$570	$415	$267	$75
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5)	1.44	% (6)	1.43%	1.42%	1.41%	1.41%	1.44%	2.02	% (6)	2.03%	2.02%	2.01%	2.01%	2.04	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	0.54	% (6)	1.59%	3.72%	2.31%	2.31%	1.40%	(0.26	)% (6)	0.96%	3.24%	1.59%	1.40%	1.65	% (6)
Portfolio turnover rate	468	% (4)	794%	640%	638%	491%	718%	468	% (4)	794%	640%	638%	491%	718	% (4)

(1)	The Investor Class commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total return shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class										Advisor Class
	Six Months Ended										Six Months Ended						Period Ended
	December 31,		Year ended June 30,								December 31,		Year ended June 30,				June 30,
	2020		2020		2019	2018	2017		2016		2020		2020	2019	2018	2017	2016 (1)
	(Unaudited)										(Unaudited)
Net asset value, beginning of year or period	$11.02		$9.38		$11.57	$10.87	$9.60		$10.21		$10.87		$9.30	$11.41	$10.76	$9.58	$9.31
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.00	(10)	0.08	(0.06)	0.05		(0.01)		(0.10)		(0.06)	(0.01)	(0.12)	0.01	0.03
Net realized and unrealized gain (loss) on investments, futures, swaps and other investment companies	3.54		1.64		(0.96)	2.12	1.46		(0.45)		3.56		1.63	(0.91)	2.08	1.44	0.24	(3)
Total from investment operations	3.53		1.64		(0.88)	2.06	1.51		(0.46)		3.46		1.57	(0.92)	1.96	1.45	0.27
Distributions to Shareholders:
Net investment income	(0.03)		—		(0.12)	(0.29)	(0.24)		—		—		—	—	(0.24)	(0.27)	—
Net realized gains	(1.24)		—		(1.19)	(1.07)	—		(0.15)		(1.24)		—	(1.19)	(1.07)	—	—
Total distributions	(1.27)		—		(1.31)	(1.36)	(0.24)		(0.15)		(1.24)		—	(1.19)	(1.31)	(0.27)	—
Net asset value, end of year or period	$13.28		$11.02		$9.38	$11.57	$10.87		$9.60		$13.09		$10.87	$9.30	$11.41	$10.76	$9.58
Total return (4)	31.93	% (6)	17.48%		(6.18)%	19.35%	15.68	% (5)	(4.46	)% (5)	31.74	% (6)	16.88%	(6.77)%	18.58%	15.05%	2.90	% (6)
Net assets, end of year or period (in 000s)	$232,498		$139,415		$157,573	$102,196	$69,960		$74,371		$113		$649	$455	$650	$459	$58
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.43	% (8)	1.42%		1.42%	1.42%	1.41%		1.44%		2.02	% (8)	2.03%	2.02%	2.01%	2.01%	2.04	% (8)
Ratio of net investment income (loss) to average net assets (7,9)	(0.18	)% (8)	(0.05)%		0.81%	(0.49)%	0.46%		(0.21)%		(1.61	)% (8)	(0.65)%	(0.12)%	(1.02)%	(0.01)%	1.57	% (8)
Portfolio turnover rate	416	% (6)	727%		797%	495%	558%		687%		416	% (6)	727%	797%	495%	558%	687	% (6)

(1)	The Investor Class commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Total returns shown assumes the reinvestment of all distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not Annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended								Six Months Ended							Period Ended
	December 31,		Year ended June 30,						December 31,		Year Ended					June 30,
	2020		2020	2019	2018		2017	2016	2020		2020	2019	2018	2017		2016 (1)
	(Unaudited)								(Unaudited)
Net asset value, beginning of year or period	$8.62		$9.48	$9.46	$9.49		$9.12	$9.50	$8.51		$9.35	$9.39	$9.42	$9.12		$8.91
Activity from investment operations:
Net investment income (loss) (2)	0.06		0.07	0.07	0.10		0.05	0.00	(0.01)		(0.05)	0.01	0.06	(0.06)		(0.06)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	1.33		(0.79)	(0.04)	0.19		0.32	(0.26)	1.36		(0.71)	(0.05)	0.17	0.36		0.27	(3)
Total from investment operations	1.39		(0.72)	0.03	0.29		0.37	(0.26)	1.35		(0.76)	(0.04)	0.23	0.30		0.21
Distributions to Shareholders:
Net investment income	—		(0.14)	(0.01)	(0.16)		— (4)	(0.04)	—		(0.08)	—	(0.10)	—	(4)	—
Net realized gains	—		—	—	(0.16)		—	(0.08)	—		—	—	(0.16)	—		—
Total distributions	—		(0.14)	(0.01)	(0.32)		— (4)	(0.12)	—		(0.08)	—	(0.26)	—	(4)	—
Net asset value, end of year or period	$10.01		$8.62	$9.48	$9.46		$9.49	$9.12	$9.86		$8.51	$9.35	$9.39	$9.42		9.12
Total return (5)	16.13	% (7)	(7.76)%	0.28%	2.79	% (6)	4.09%	(2.75)%	15.86	% (7)	(8.26)%	(0.43)%	2.25%	3.31	% (6)	2.36	% (6,7)
Net assets, end of year or period (in 000s)	$34,771		$7,533	$8,682	$9,092		$8,637	$3,938	$94		$62	$15	$16	$18		$22
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (8)	1.44	% (9)	1.46%	1.42%	1.41%		1.43%	1.44%	2.04	% (9)	2.14%	2.02%	2.01%	2.03%		2.04	% (9)
Ratio of net investment income (loss) to average net assets (8,10)	1.35	% (9)	0.74%	0.71%	1.03%		0.49%	0.02%	(0.28	)% (9)	(0.57)%	0.09%	0.64%	(0.65)%		(2.17	)% (9)
Portfolio turnover rate	347	% (7)	570%	595%	553%		625%	687%	347	% (7)	570%	595%	553%	625%		687	% (7)

(1)	The Investor Class commenced operations on August 9, 2013. Advisor Class commenced operations on March 18, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statements of operations due to share transactions for the period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown assumes the reinvestment of all distributions.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout each year or period.

	Investor Class								Advisor Class
	Six Months Ended						Period Ended		Six Months Ended						Period Ended
	December 31,		Year Ended June 30,				June 30,		December 31,		Year Ended June 30,				June 30,
	2020		2020	2019	2018	2017	2016 (1)		2020		2020	2019	2018	2017	2016 (1)
	(Unaudited)								(Unaudited)

Net asset value, beginning of year or period	$13.64		$9.51	$10.05	$11.22	$8.25	$10.00		$13.34		$9.31	$9.88	$11.14	$8.24	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.08)		0.01	0.04	0.01	— (8)	(0.01)		(0.13)		(0.07)	(0.02)	(0.05)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	5.50		4.18	(0.34)	2.82	2.97	(1.74)		5.37		4.10	(0.33)	2.79	2.98	(1.75)
Total from investment operations	5.42		4.19	(0.30)	2.83	2.97	(1.75)		5.24		4.03	(0.35)	2.74	2.91	(1.76)
Distributions to Shareholders:
Net investment income	—		(0.06)	(0.02)	—	— (8)	—		—	(8)	—	—	—	(0.01)	—
Net realized gains	(3.28)		—	(0.22)	(4.00)	—	—		(3.28)		—	(0.22)	(4.00)	—	—
Total distributions	(3.28)		(0.06)	(0.24)	(4.00)	— (8)	—		(3.28)		0.00	(0.22)	(4.00)	(0.01)	—
Net asset value, end of year or period	$15.78		$13.64	$9.51	$10.05	$11.22	$8.25		$15.30		$13.34	$9.31	$9.88	$11.14	$8.24
Total return (3,4)	39.97	% (4)	44.17%	(3.12)%	24.06%	36.01%	(17.50	)% (4)	39.48	% (4)	43.29%	(3.65)%	23.31%	35.32%	(17.60	)% (4)
Net assets, end of year or period (in 000s)	$142,205		$70,861	$70,238	$92,664	$88,696	$82,320		$511		$456	$121	$261	$122	$14
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.69	% (5)	1.68%	1.67%	1.66%	1.66%	1.69	% (5)	2.28	% (5)	2.28%	2.27%	2.26%	2.26%	2.29	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	(0.99	)% (5)	0.05%	0.42%	0.12%	(0.04)%	(0.13	)% (5)	(1.61	)% (5)	(0.65)%	(0.20)%	(0.46)%	(0.80)%	(0.25	)% (5)
Portfolio turnover rate	98	% (4)	91%	41%	72%	41%	59	% (4)	98	% (4)	91%	41%	72%	41%	59	% (4)

(1)	The Investor Class and Advisor Class commenced operations on November 13, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2020		2020 (1)
	(Unaudited)
Net asset value, beginning of period	$10.49		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.00)
Net realized and unrealized gain on investments and futures	0.25		0.90
Total from investment operations	0.21		0.90
Distributions to Shareholders:
Net investment income	—		(0.02)
Net realized gains	(0.02)		(0.39)
Total distributions	(0.02)		(0.41)
Net asset value, end of period	$10.68		$10.49
Total return (3,4)	2.03	% (4)	8.90	% (4)
Net assets, end of period (in 000s)	$20,411		$20,138
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.71	% (5)	1.69	% (5)
Ratio of net investment loss to average net assets (6,7)	(0.85	)% (5)	(0.01	)% (5)
Portfolio turnover rate	42	% (4)	244	% (4)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2020		2020 (1)
	(Unaudited)
Net asset value, beginning of period	$10.95		$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.02)
Net realized and unrealized gain on investments, futures and swaps	0.07		1.18
Total from investment operations	0.00		1.16
Distributions to Shareholders:
Net investment income	—		(0.03)
Net realized gains	(0.23)		(0.18)
Total distributions	(0.23)		(0.21)
Net asset value, end of period	$10.72		$10.95
Total return (3,4)	(0.02	)% (4)	11.84	% (4)
Net assets, end of period (in 000s)	$142,992		$86,168
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.68	% (5)	1.67	% (5)
Ratio of net investment loss to average net assets (6,7)	(1.26	)% (5)	(0.23	)% (5)
Portfolio turnover rate	56	% (4)	177	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2020		2020 (1)
	(Unaudited)

Net asset value, beginning of period	$8.90		$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.04)
Net realized and unrealized gain (loss) on investments, futures and swaps	0.77		(1.05)
Total from investment operations	0.71		(1.09)
Distributions to Shareholders:
Net investment income	(0.22)		(0.01)
Net realized gains	—		(0.00	) (8)
Total distributions	(0.22)		(0.01)
Net asset value, end of period	$9.39		$8.90
Total return (3,4)	7.98	%(4)	(10.87	)%(4)
Net assets, end of period (in 000s)	$29,989		$25,442
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.71	% (5)	1.68	% (5)
Ratio of net investment loss to average net assets (6,7)	(1.28	)% (5)	(0.53	)% (5)
Portfolio turnover rate	295	% (4)	437	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Six Months Ended		Period Ended
	December 31,		June 30,
	2020		2020 (1)
	(Unaudited)
Net asset value, beginning of period	$9.37		$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	2.14		(0.62)
Total from investment operations	2.11		(0.63)
Distributions to Shareholders:
Net realized gains	(0.19)		—
Total distributions	(0.19)		—
Net asset value, end of period	$11.29		$9.37
Total return (3,4)	22.50	% (4)	(6.30	)% (4)
Net assets, end of period (in 000s)	$52,757		$19,972
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets	1.72	% (5)	1.74	% (5)
Ratio of net investment loss to average net assets	(0.63	)% (5)	(0.12	)% (5)
Portfolio turnover rate	610	% (4)	484	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2020

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Common Ground Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Pattern Recognition, Quantified Tactical Fixed Income, Quantified Evolution Plus, and Quantified Common Ground, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Common Ground Fund currently offer Investor Class shares, which are offered at NAV.

The Funds’ commencement dates and their investment objectives are as follows:

	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Valuation of Fund of Funds – Each Fund invests in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2020 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$8,561,934	$—	$—	$8,561,934
Exchange Traded Funds	72,723,118	—	—	72,723,118
Short-Term Investments	3,688,742	—	—	3,688,742
Collateral For Securities Loaned	7,839,344	—	—	7,839,344
Total Investments	$92,813,138	$—	$—	$92,813,138

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$191,262,250	$—	$—	$191,262,250
Short-Term Investments	43,385,358	—	—	43,385,358
Collateral For Securities Loaned	62,163,825	—	—	62,163,825
Total Investments	$296,811,433	$—	$—	$296,811,433
Derivatives
Total Return Swaps	$—	$5,318,410	$—	$5,318,410
Total Assets	$296,811,433	$5,318,410	$—	$302,129,843

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$22,641,002	$—	$—	$22,641,002
Open-End Mutual Funds	6,221,863	—	—	6,221,863
Short-Term Investments	3,291,524	—	—	3,291,524
Collateral For Securities Loaned	2,549,465	—	—	2,549,465
Total Investments	$34,703,854	$—	$—	$34,703,854
Derivatives
Futures Contracts	$65,935	$—	$—	$65,935
Total Assets	$34,769,789	$—	$—	$34,769,789

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes *	$—	$4,511,060	$—	$4,511,060
Certificates of Deposit *	—	9,136,721	—	9,136,721
Exchange Traded Funds	28,983,405	—	—	28,983,405
Short-Term Investments	46,344,121	—	—	46,344,121
Total Investments	$75,327,526	$13,647,781	$—	$88,975,307
Derivatives
Futures Contracts	$9,869,591	$—	$—	$9,869,591
Total Assets	$85,197,117	$13,647,781	$—	$98,844,898

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit *	$—	$6,105,909	$—	$6,105,909
Exchange Traded Funds	3,275,106	—	—	3,275,106
Short-Term Investments	5,851,582	—	—	5,851,582
Total Investments	$9,126,688	$6,105,909	$—	$15,232,597
Derivatives
Futures Contracts	$959,530	$—	$—	$959,530
Total Assets	$10,086,218	$6,105,909	$—	$16,192,127

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit *	$—	$10,624,258	$—	$10,624,258
Exchange Traded Funds	21,307,323	—	—	21,307,323
Short-Term Investments	73,745,556	—	—	73,745,556
Total Investments	$95,052,879	$10,624,258	$—	$105,677,137
Derivatives
Total Return Swaps	$807,368		$—	$807,368
Total Assets	$95,860,247	$10,624,258	$—	$106,484,505
Liabilities
Derivatives
Futures Contracts	$(65,587)	$—	$—	$(65,587)
Total Liabilities	$(65,587)	$—	$—	$(65,587)

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Certificates of Deposit *	$—	$2,047,010	$—	$2,047,010
Exchange Traded Funds	4,825,915	—	—	4,825,915
Short-Term Investments	11,896,718	—	—	11,896,718
Total Investments	$16,722,633	$2,047,010	$—	$18,769,643
Derivatives
Futures Contracts	$1,201,769	$—	$—	$1,201,769
Total Return Swaps	—	452,629	—	452,629
Total Assets	$17,924,402	$2,499,639	$—	$20,424,041

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$52,149,605	$—	$—	$52,149,605
Short-Term Investments	3,064,916			3,064,916
Collateral For Securities Loaned	5,904,867	—	—	5,904,867
Total Investments	$61,119,388	$—	$—	$61,119,388

*	Refer to each of the Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the six months ended December 31, 2020.

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund include the accounts of QEPF Fund Ltd. (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

A summary of the Fund’s investment in QEPF Ltd. is as follows:

			% Of Net Assets
	Inception		at
	Date of QEPF	QEPF Ltd. Net Assets at	December 31,
	Ltd.	December 31, 2020	2020
QEPF Ltd.	12/31/20	$3,930,156	13.11%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Exchange Traded Funds – Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of December 31, 2020.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Portfolio of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the six months ended December 31, 2020, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund and Quantified Evolution Plus Fund entered into total return swaps.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2018 – June 30, 2020) or expected to be taken in the Funds’ June 30, 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six months ended December 31, 2020 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$398,720,071	$334,937,037
Quantified Market Leaders Fund	656,860,248	612,850,075
Quantified Alternative Investment Fund	56,035,723	34,404,743
Quantified STF Fund	51,246,481	38,474,405
Quantified Pattern Recognition Fund	5,512,893	4,248,342
Quantified Tactical Fixed Income Fund	28,901,044	16,339,625
Quantified Evolution Plus Fund	18,932,184	15,771,694
Quantified Common Ground Fund	218,312,702	188,603,804

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2020:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation on swaps

At December 31, 2020, the fair value of derivative instruments was as follows:

	Asset derivatives

Quantified Market Leaders Fund	Swaps - Equity Contracts	$5,318,410
Quantified Alternative Investment Fund	Futures - Equity Contracts	65,935
Quantified STF Fund	Futures - Equity Contracts	9,869,591
Quantified Pattern Recognition Fund	Futures - Equity Contracts	959,530
Quantified Evolution Plus Fund	Futures - Equity Contracts	593,027
	Futures - Commodity Contracts	608,742
	Swaps - Equity Contracts	452,629
Quantified Tactical Fixed Income Fund	Swaps - Credit Contracts	807,368

	Liability derivatives

Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	$(65,587)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Transactions in derivative instruments during the six months ended December 31, 2020, were as follows:
		Equity/Interest
		Rate/Credit/Commodity
	Statements of Operations location	Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$(147,232)
Interest Rate Risk	Futures	(1,478,111)
		(1,625,343)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$160,704

Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$15,111,740
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$3,199,125

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$102,961
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$60,439

Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$25,480,558
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$7,035,150

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(389,902)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$959,530

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$(347,400)
Credit Risk	Swaps	(320,708)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(55,528)
Credit Risk	Swaps	1,311,793

Quantified Evolution Plus Fund	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$(1,815,813)
Equity Risk	Futures	449,511
Interest Rate Risk	Futures	1,457,368
		91,066

Equity Risk	Swaps	123,729
	Net Change in unrealized appreciation (depreciation) on: (2)
Commodity Risk	Futures	$571,372
Interest Rate Risk	Futures	(356,156)
Equity Risk	Futures	356,137
		571,353

Equity Risk	Swaps	$452,629

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

The derivative instruments outstanding as of December 31, 2020 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse or Barclays as the counterparty. If Credit Suisse or Barclays becomes insolvent, Credit Suisse or Barclays may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on future contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2020.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statements of Assets	in the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Received (2)	Net Amount
Securities Lending	$7,696,796	$—	$7,696,796	$—	$(7,696,796)	$—

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Received (2)	Net Amount
Swaps	$5,318,410	$—	$5,318,410	$—	$—	$5,318,410
Securities Lending	60,978,202	—	60,978,202	—	(60,978,202)
Total	$66,296,612	$—	$66,296,612	$—	$(60,978,202)	$5,318,410

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Gross Amounts
	Presented in	Gross Amounts	Net Amounts
	the Statements	Offset in the	Presented in the	Financial
	of Assets &	Statement of	Statement of	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged	Received (2)	Net Amount
Futures Contracts	$65,935	$—	$65,935	$—	$—	$65,935
Securities lending	2,490,510	—	2,490,510	—	(2,490,510)	—
Total	$2,556,445	$—	$2,556,445	$—	$(2,490,510)	$65,935

Quantified STF Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the	Financial
	Assets &	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged	Received (2)	Net Amount
Futures Contracts	$9,869,591	$—	$9,869,591	$—	$—	$9,869,591
Total	$9,869,591	$—	$9,869,591	$—	$—	$9,869,591

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Quantified Pattern Recognition Fund:

Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the	Financial
	Assets &	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged	Received (2)	Net Amount
Futures Contracts	$959,530	$—	$959,530	$—	$—	$959,530
Total	$959,530	$—	$959,530	$—	$—	$959,530

Quantified Tactical Fixed Income Fund:

Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts
	Presented in the	Offset in the	Presented in the	Financial
	Statements of	Statement of	Statement of Assets	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	& Liabilities	Pledged	Received (2)	Net Amount
Swaps	$807,368	$—	$807,368	$—	$—	$807,368

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented in
	Statements of Assets	Statements of Assets	the Statements of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$(65,587)	$—	$(65,587)	$—	$65,587	$—
Total	$(65,587)	$—	$(65,587)	$—	$65,587	$—

Quantified Evolution Plus Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the
	Statements of Assets	Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Instruments	Received	Net Amount
Futures Contracts	$1,201,769	$—	$1,201,769	$—	$—	$1,201,769
Swaps	452,629	—	452,629	—	—	452,629
Total	$1,654,398	$—	$1,654,398	$—	$—	$1,654,398

Quantified Common Ground Fund:

Gross Amounts Not Offset in the Statements of
Assets:				Assets & Liabilities
Gross Amounts
	Presented in	Gross Amounts	Net Amounts
	the Statements	Offset in the	Presented in the	Financial
	of Assets &	Statement of	Statement of	Instruments	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged	Received (2)	Net Amount
Securities lending	$5,795,709	$—	$5,795,709	$—	$(5,795,709)	$—
Total	$5,795,709	$—	$5,795,709	$—	$(5,795,709)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at an annual rate of 0.75%, except for Quantified STF, Quantified Pattern Recognition, Quantified Tactical Fixed Income, Quantified Evolution Plus and Quantified Common Ground which pays 1.00%. For the six months ended December 31, 2020, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$354,205
Quantified Market Leaders Fund	694,557
Quantified Alternative Investment Fund	45,172
Quantified STF Fund	533,631
Quantified Pattern Recognition Fund	104,931
Quantified Tactical Fixed Income Fund	624,425
Quantified Evolution Plus Fund	109,635
Quantified Common Ground Fund	186,604

Gemini Fund Services, LLC (“GFS”), GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of GFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which a Fund pays fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Fund. Under the Plans, Investor Class shares of a Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

For the six months ended December 31, 2020, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$117,773	$1,176	$118,949
Quantified Market Leaders Fund	231,169	1,400	232,569
Quantified Alternative Investment Fund	14,992	261	15,253
Quantified STF Fund	132,552	3,422	135,974
Quantified Pattern Recognition Fund	26,233	—	26,233
Quantified Tactical Fixed Income Fund	156,106	—	156,106
Quantified Evolution Plus Fund	27,409	—	27,409
Quantified Common Ground Fund	46,651	—	46,651

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

For the six months ended December 31, 2020, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$70,664
Quantified Market Leaders Fund	138,701
Quantified Alternative Investment Fund	8,995
Quantified STF Fund	79,531
Quantified Pattern Recognition Fund	15,740
Quantified Tactical Fixed Income Fund	93,664
Quantified Evolution Plus Fund	16,445
Quantified Common Ground Fund	3,748

During the six months ended December 31, 2020, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund and Quantified Common Ground Fund and received $88,063, $91,801, $18,907, $16,871, $1,326, $8,654, $3,853 and $56,799 in trade commissions, respectively.

Effective October 1, 2020, each Trustee who is not an “interested person” of the Trust or Advisor is compensated by the Advisor at a rate of $50,000 per year plus $2,500 per meeting for certain special meetings as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. Prior to that date, each Trustee received $30,000 per year. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2020, were as follows:

		Gross
		Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation
Quantified Managed Income Fund	$92,046,786	$1,016,960	$(250,608)	$766,352
Quantified Market Leaders Fund	290,204,051	8,308,134	(1,700,752)	6,607,382
Quantified Alternative Investment Fund	33,848,812	958,162	(103,120)	855,042
Quantified STF Fund	88,891,580	156,835	(73,108)	83,727
Quantified Pattern Recognition Fund	15,147,387	111,568	(26,358)	85,210
Quantified Tactical Fixed Income Fund	105,640,346	134,310	(97,519)	36,791
Quantified Evolution Plus Fund	18,825,811	50,524	(106,692)	(56,168)
Quantified Common Ground Fund	59,175,172	2,186,960	(242,744)	1,944,216

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

	For the period ended June 30, 2020:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Quantified Managed Income Fund	$992,119	$—	$—	$566,979	$1,559,098
Quantified Market Leaders Fund	3,801,517	—	—	—	3,801,517
Quantified Alternative Investment Fund	144,452	—	2,652	—	147,104
Quantified STF Fund	324,678	5,819,789	—	—	6,144,467
Quantified Pattern Recognition Fund	420,936	576,593	—	—	997,529
Quantified Tactical Fixed Income Fund	432,018	1,612,800	—	—	2,044,818
Quantified Evolution Plus Fund	18,235	640	—	—	18,875
Quantified Common Ground Fund	—	—	—	—	—

	For the period ended June 30, 2019:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Quantified Managed Income Fund	$996,372	$—	$—	$—	$996,372
Quantified Market Leaders Fund	14,413,832	—	—	—	14,413,832
Quantified Alternative Investment Fund	5,603	—	—	—	5,603
Quantified STF Fund	670,804	1,402,469	—	—	2,073,273
Quantified Pattern Recognition Fund	—	—	—	—	—
Quantified Tactical Fixed Income Fund	—	—	—	—	—
Quantified Evolution Plus Fund	—	—	—	—	—
Quantified Common Ground Fund	—	—	—	—	—

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Quantified Market Leaders Fund, Quantified STF Fund, Quantified Pattern Recognition Fund and Quantified Tactical Fixed Income Fund utilized equalization in the amount of $3,801,517, $5,819,789, $45,975 and $1,173,397 respectively, which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended June 30, 2020. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

As of June 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$726,313	$—	$(6,944,060)	$(422,445)	$—	438,794	$(6,201,398)
Quantified Market Leaders Fund	11,371,102	—	—	—	—	8,082,280	19,453,382
Quantified Alternative Investment Fund	—	—	(825,711)	(378,795)	—	12,912	(1,191,594)
Quantified STF Fund	8,086,471	6,147,170	—	—	—	293,070	14,526,711
Quantified Pattern Recognition Fund	—	43,709	—	—	—	160,016	203,725
Quantified Tactical Fixed Income Fund	1,085,151	1,750,280	—	—	—	250,492	3,085,923
Quantified Evolution Plus Fund	729,108	—	(1,268,156)	—	37,370	15,493	(486,185)
Quantified Common Ground Fund	—	—	(1,293,700)	—	—	265,694	(1,028,006)

The difference between book basis and tax basis unrealized appreciation undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256 and swap contracts and adjustments for the Funds’ wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Quantified Alternative Investment Fund and Quantified Common Ground Fund incurred and elected to defer such late year losses of $34,454 and $10,778 respectively.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Quantified Managed Income Fund	$6,944,060
Quantified Market Leaders Fund	—
Quantified Alternative Investment Fund	791,257
Quantified STF Fund	—
Quantified Pattern Recognition Fund	—
Quantified Tactical Fixed Income Fund	—
Quantified Evolution Plus Fund	1,268,156
Quantified Common Ground Fund	1,282,922

At June 30, 2020, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Quantified Managed Income Fund	$70,495	$351,950	$422,445	$1,549,623
Quantified Alternative Investment Fund	378,795	—	378,795	—
Quantified STF Fund	—	—	—	164,035

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, return of capital distributions, equalization credits resulted in reclassification for the year ended June 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Quantified Managed Income Fund	$—	$—
Quantified Market Leaders Fund	1,316,826	(1,316,826)
Quantified Alternative Investment Fund	(3,650)	3,650
Quantified STF Fund	5,819,789	(5,819,789)
Quantified Pattern Recognition Fund	34,691	(34,691)
Quantified Tactical Fixed Income Fund	1,155,528	(1,155,528)
Quantified Evolution Plus Fund	(41,558)	41,558
Quantified Common Ground Fund	—	—

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2020, E*Trade Savings Bank held approximately 96.74% of the Quantified Managed Income Fund, 98.19% of the Quantified Market Leaders Fund, 84.39% of the Quantified Alternative Investment Fund, 80.71% of the Quantified STF Fund, 94.41% of the Quantified Pattern Recognition Fund, 91.60% of the Quantified Tactical Fixed Income Fund, 96.75% of the Quantified Evolution Plus Fund and 80.43% of the Quantified Common Ground Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Fund currently invest a portion of its assets in the corresponding investments. The Fund may redeem its investment from the investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.

Fund	Investment	Percentage of Net Assets
Quantified Tactical Fixed Income Fund	Fidelity Investments Money Market Funds - Government Portfolio	25.8%
	First American Government Obligations Fund	25.8%

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2020

the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Portfolios of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as presented below.

As of December 31, 2020, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$7,696,796	$7,839,344
Quantified Market Leaders Fund	60,978,202	62,163,825
Quantified Alternative Investment Fund	2,490,510	2,549,465
Quantified Common Ground Fund	5,795,709	5,904,867

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Portfolios of Investments.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2020

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
					Ending
	Fund’s	Beginning	Ending	Expenses	Account	Expenses
	Annualized	Account Value	Account Value	Paid During	Value	Paid During
	Expense Ratio	7/1/20	12/31/20	Period*	12/31/20	Period*
Quantified Managed Income Fund
Investor Class	1.44%	$1,000.00	$984.20	$ 7.20	$1,017.95	$ 7.32
Advisor Class	2.02%	$1,000.00	$980.20	$10.08	$1,015.02	$10.26
Quantified Market Leaders Fund
Investor Class	1.43%	$1,000.00	$1,319.30	$ 8.36	$1,018.00	$ 7.27
Advisor Class	2.02%	$1,000.00	$1,317.40	$11.80	$1,015.02	$10.26
Quantified Alternative Investment Fund
Investor Class	1.44%	$1,000.00	$1,161.30	$ 7.84	$1,017.95	$ 7.32
Advisor Class	2.04%	$1,000.00	$1,158.60	$11.10	$1,014.92	$10.36
Quantified STF Fund
Investor Class	1.69%	$1,000.00	$1,399.70	$10.22	$1,016.69	$ 8.59
Advisor Class	2.28%	$1,000.00	$1,394.80	$13.76	$1,013.71	$11.57
Quantified Pattern Recognition Fund
Investor Class	1.71%	$1,000.00	$1,020.30	$8.61	$1,016.59	$ 8.59
Quantified Tactical Fixed Income Fund
Investor Class	1.68%	$1,000.00	$999.80	$8.52	$1,016.74	$ 8.59
Quantified Evolution Plus Fund
Investor Class	1.71%	$1,000.00	$1,079.80	$8.86	$1,016.59	$ 8.59
Quantified Common Ground Fund
Investor Class	1.72%	$1,000.00	$1,225.00	$9.48	$1,016.53	$ 8.59

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Flexible Plan Investments, Ltd.
3883 Telegraph Road, Suite 100
Bloomfield Hills, MI 48302

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street,
Suite 100, Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/8/21

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 3/8/21